Nuveen Select Tax-Free Income Portfolio
Portfolio of Investments June 30, 2024
(Unaudited)
NXP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 99.7%
X –
MUNICIPAL BONDS - 98 .7 % X 687,493,550
ALABAMA - 0.2%
$ 1,450 Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024,
5.250%, 10/01/49
10/33 at 100.00 $ 1,554,321
TOTAL ALABAMA 1,554,321
ARIZONA - 3.4%
Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F
:
255 3.000%, 7/01/26 No Opt. Call 250,148
2,350 5.000%, 7/01/47 7/27 at 100.00 2,383,849
1,950 Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Series 2012C, 4.000%, 7/01/38
8/24 at 100.00 1,950,926
1,000 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/51
7/31 at 100.00 848,777
1,465 (c) Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series
2019B, 5.000%, 7/01/54
7/29 at 100.00 1,467,567
2,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Refunding Series 2016A, 5.000%, 1/01/38
1/27 at 100.00 2,052,176
1,950 McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State
University Hassayampa Academic Village Project, Refunding Series 2016,
5.000%, 7/01/37
7/26 at 100.00 1,999,062
1,250 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2015A, 5.000%, 7/01/34
7/25 at 100.00 1,264,288
3,185 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019A, 5.000%, 7/01/44
7/29 at 100.00 3,372,438
5,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 5,129,227
2,410 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call 2,627,390
TOTAL ARIZONA 23,345,848
ARKANSAS - 0.4%
6,555 Arkansas Development Finance Authority, Tobacco Settlement Revenue
Bonds, Arkansas Cancer Research Center Project, Series 2006, 0.000%,
7/01/46 - AMBAC Insured
No Opt. Call 2,213,703
500 Pulaski County, Arkansas, Hospital Revenue Bonds, Arkansas Children's
Hospital, Series 2023, 5.000%, 3/01/43
3/33 at 100.00 537,383
TOTAL ARKANSAS 2,751,086
CALIFORNIA - 16.5%
11,000 Alhambra Unified School District, Los Angeles County, California, General
Obligation Bonds, Capital Appreciation Series 2009B, 0.000%, 8/01/41 -
AGC Insured
No Opt. Call 5,632,790
4,245 Anaheim City School District, Orange County, California, General
Obligation Bonds, Election 2002 Series 2007, 0.000%, 8/01/31 - AGM
Insured
No Opt. Call 3,312,010

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NXP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C
:
$ 2,840 0.000%, 9/01/30 - AGM Insured No Opt. Call $ 2,316,120
6,740 (d) 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call 4,665,015
5,760 0.000%, 9/01/35 - AGM Insured No Opt. Call 3,893,875
1,175 Burbank-Glendale-Pasadena Airport Authority, California, Airport Revenue
Bonds, Senior Series 2024B, 5.250%, 7/01/49, (AMT)
7/34 at 100.00 1,270,092
120 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 111,232
2,645 Cypress Elementary School District, Orange County, California, General
Obligation Bonds, Series 2009A, 0.000%, 5/01/34 - AGM Insured
No Opt. Call 1,879,027
2,440 Eureka Unified School District, Humboldt County, California, General
Obligation Bonds, Series 2002, 0.000%, 8/01/27 - AGM Insured
No Opt. Call 2,195,361
Folsom Cordova Unified School District, Sacramento County, California,
General Obligation Bonds, School Facilities Improvement District 4, Series
2007A
:
3,290 0.000%, 10/01/24 - NPFG Insured No Opt. Call 3,262,280
2,275 0.000%, 10/01/28 - NPFG Insured No Opt. Call 1,969,434
1,000 Fresno, California, Airport Revenue Bonds, Series 2023A, 5.000%, 7/01/53
- BAM Insured, (AMT)
7/33 at 100.00 1,045,920
6,080 (d) Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%,
6/01/28 - AMBAC Insured, (ETM)
No Opt. Call 5,337,301
6,060 Grossmont Union High School District, San Diego County, California,
General Obligation Bonds, Series 2006, 0.000%, 8/01/25 - NPFG Insured
No Opt. Call 5,838,372
1,495 Huntington Beach Union High School District, Orange County, California,
General Obligation Bonds, Series 2007, 0.000%, 8/01/33 - FGIC Insured
No Opt. Call 1,089,432
4,055 Kern Community College District, California, General Obligation Bonds,
Series 2003A, 0.000%, 3/01/28 - FGIC Insured
No Opt. Call 3,575,519
3,480 (e) Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43
8/35 at 100.00 3,415,079
450 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call 570,839
11,985 Norwalk La Mirada Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2002, Series 2007C, 0.000%, 8/01/32
- AGM Insured
No Opt. Call 9,058,141
1,195 Palmdale School District, Los Angeles County, California, General
Obligation Bonds, Series 2003, 0.000%, 8/01/28 - AGM Insured
No Opt. Call 1,042,816
Palomar Pomerado Health, California, General Obligation Bonds, Capital
Appreciation, Election of 2004, Series 2007A
:
4,620 0.000%, 8/01/24 - NPFG Insured No Opt. Call 4,603,967
3,000 0.000%, 8/01/25 - NPFG Insured No Opt. Call 2,868,552
8,790 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%, 8/01/29
- AMBAC Insured
No Opt. Call 7,300,084
12,240 (d) Placentia-Yorba Linda Unified School District, Orange County, California,
Certificates of Participation, Series 2006, 0.000%, 10/01/34 - FGIC Insured,
(ETM)
No Opt. Call 8,675,160
1,500 Placer Union High School District, Placer County, California, General
Obligation Bonds, Series 2004C, 0.000%, 8/01/32 - AGM Insured
No Opt. Call 1,132,784

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
CALIFORNIA (continued)
Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Election
2008 Series 2009A
:
$ 8,000 0.000%, 8/01/32 No Opt. Call $ 6,075,217
8,000 0.000%, 8/01/33 No Opt. Call 5,844,273
3,940 Rancho Mirage Redevelopment Agency, California, Tax Allocation Bonds,
Combined Whitewater and 1984 Project Areas, Series 2003A, 0.000%,
4/01/35 - NPFG Insured
No Opt. Call 2,583,527
2,755 Sacramento City Unified School District, Sacramento County, California,
General Obligation Bonds, Series 2007, 0.000%, 7/01/25 - AGM Insured
No Opt. Call 2,668,154
3,570 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, International Senior Series 2023B, 5.000%, 7/01/48, (AMT)
7/33 at 100.00 3,760,691
2,110 Sierra Sands Unified School District, Kern County, California, General
Obligation Bonds, Election of 2006, Series 2006A, 0.000%, 11/01/28 -
FGIC Insured
No Opt. Call 1,796,842
6,025 Simi Valley Unified School District, Ventura County, California, General
Obligation Bonds, Election of 2004 Series 2007C, 0.000%, 8/01/30
No Opt. Call 4,898,246
1,150 Woodside Elementary School District, San Mateo County, California,
General Obligation Bonds, Election of 2005, Series 2007, 0.000%,
10/01/30 - AMBAC Insured
No Opt. Call 927,750
TOTAL CALIFORNIA 114,615,902
COLORADO - 9.5%
4,150 Arkansas River Power Authority, Colorado, Power Supply System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/43
10/28 at 100.00 4,225,281
5,625 Colorado Bridge and Tunnel Enterprise, Colorado, Senior Infrastructure
Revenue Bonds, Series 2024A, 5.250%, 12/01/49 - AGM Insured
12/34 at 100.00 6,224,963
150 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 146,124
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
:
1,600 5.000%, 8/01/44 8/29 at 100.00 1,648,217
540 4.000%, 8/01/49 8/29 at 100.00 512,964
5,000 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2017B, 5.000%, 12/01/47
12/27 at 100.00 5,120,620
2,475 Colorado State, Certificates of Participation, Rural Series 2020A, 4.000%,
12/15/37
12/30 at 100.00 2,521,559
9,000 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A, 5.000%, 11/15/47, (AMT)
11/32 at 100.00 9,405,401
2,275 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D, 5.750%, 11/15/45, (AMT)
11/32 at 100.00 2,559,964
4,400 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018B, 5.000%, 12/01/43
12/28 at 100.00 4,599,175
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
5,140 0.000%, 9/01/24 - NPFG Insured No Opt. Call 5,107,037
8,350 0.000%, 9/01/29 - NPFG Insured No Opt. Call 6,904,269
1,295 0.000%, 9/01/32 - NPFG Insured No Opt. Call 949,655
4,475 0.000%, 9/01/33 - NPFG Insured No Opt. Call 3,144,534
12,500 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2006A, 0.000%, 9/01/38 - NPFG Insured
9/26 at 54.77 6,253,378
Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A
:

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NXP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
COLORADO (continued)
$ 1,000 5.000%, 12/01/33 12/25 at 100.00 $ 1,016,866
620 5.000%, 12/01/35 12/25 at 100.00 628,829
5,000 Windy Gap Firming Project Water Activity Enterprise, Colorado, Senior
Revenue Bonds, Series 2021, 5.000%, 7/15/51
7/31 at 100.00 5,334,326
TOTAL COLORADO 66,303,162
CONNECTICUT - 2.2%
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Avon Old Farms School, Series 2021D-1, 2.625%, 7/01/51
7/31 at 100.00 1,309,595
2,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2022U, 4.000%, 7/01/52
7/32 at 100.00 2,413,996
5,100 Connecticut State, General Obligation Bonds, Green Series 2014G,
5.000%, 11/15/31
11/24 at 100.00 5,119,310
5,390 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2021A, 4.000%, 5/01/40
5/31 at 100.00 5,421,327
750 University of Connecticut, General Obligation Bonds, Series 2015A,
5.000%, 3/15/31
3/26 at 100.00 769,308
TOTAL CONNECTICUT 15,033,536
DISTRICT OF COLUMBIA - 1.8%
1,500 (d) Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-
refunded 10/01/26) - AGC Insured
10/26 at 100.00 1,605,636
2,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second
Senior Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 2,191,037
5,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 5.250%, 10/01/53, (AMT)
10/32 at 100.00 5,324,064
2,450 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2024A, 5.250%, 10/01/49, (AMT), (WI/DD)
10/33 at 100.00 2,631,628
1,070 Washington Metropolitan Area Transit Authority, District of Columbia,
Dedicated Revenue Bonds, Green Series 2021A, 4.000%, 7/15/46
7/31 at 100.00 1,044,308
TOTAL DISTRICT OF COLUMBIA 12,796,673
FLORIDA - 2.9%
Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Brightline Trains Florida LLC
Issue, Series 2024
:
1,000 5.000%, 7/01/41, (AMT) 7/32 at 100.00 1,036,715
1,700 5.000%, 7/01/44 - AGM Insured, (AMT) 7/32 at 100.00 1,791,608
6,775 (c) Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023C, 8.250%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
7/24 at 104.50 7,025,210
Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A
:
2,000 5.000%, 10/01/42, (AMT) 10/27 at 100.00 2,044,144
1,545 5.000%, 10/01/47, (AMT) 10/27 at 100.00 1,569,338
1,500 Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/45
11/24 at 100.00 1,503,788
5,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2017B, 5.000%, 10/01/40, (AMT)
10/27 at 100.00 5,087,967
TOTAL FLORIDA 20,058,770

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
GEORGIA - 1.1%
$ 3,665 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 $ 3,542,179
3,775 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2023D, 5.000%, 12/01/54, (Mandatory Put 12/01/30)
9/30 at 100.08 4,001,047
TOTAL GEORGIA 7,543,226
GUAM - 1.3%
7,250 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 7,292,572
1,460 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 1,484,264
TOTAL GUAM 8,776,836
HAWAII - 1.0%
6,895 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/41, (AMT)
7/25 at 100.00 6,930,387
TOTAL HAWAII 6,930,387
IDAHO - 3.8%
5,000 Boise City Water Renewal System, Idaho, Revenue Bonds, Refunding
Series 2022, 5.000%, 9/01/47
9/32 at 100.00 5,374,719
1,600 Boise State University, Idaho, General Revenue Bonds, Series 2023A,
5.000%, 4/01/48
4/33 at 100.00 1,730,720
10,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2014A, 5.000%, 3/01/44
7/24 at 100.00 10,000,204
1,220 Idaho Housing & Finance Association, Idaho, Sales Tax Revenue Bonds,
Transportation Expansion & Congestion Mitigation Fund, Series 2023A,
5.250%, 8/15/48
8/33 at 100.00 1,346,468
Idaho Housing and Finance Association, Nonprofit Facilities Revenue
Bonds, The College of Idaho Project, Series 2023
:
2,000 (c) 5.625%, 11/01/43 11/33 at 100.00 2,065,919
6,000 (c) 5.875%, 11/01/53 11/33 at 100.00 6,167,661
TOTAL IDAHO 26,685,691
ILLINOIS - 8.2%
2,050 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 2,147,990
1,790 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30
12/27 at 100.00 1,837,368
725 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 753,731
3,900 Chicago Board of Education, Illinois, General Obligation Bonds, Series
1999A, 0.000%, 12/01/28 - FGIC Insured
No Opt. Call 3,217,329
55 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/28 - FGIC
Insured
No Opt. Call 45,451
880 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 915,745
1,500 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023C, 5.000%, 1/01/41
1/34 at 100.00 1,590,854
5,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Project, Series 2023A, 5.250%, 1/01/53 - AGM Insured
7/33 at 100.00 5,402,867

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NXP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
ILLINOIS (continued)
$ 1,190 Chicago, Illinois, Water Revenue Bonds, Second Lien Series 2023A,
5.250%, 11/01/53 - AGM Insured
5/33 at 100.00 $ 1,291,666
2,500 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2021A, 4.000%, 1/01/46
1/32 at 100.00 2,417,322
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
1,720 0.000%, 12/15/29 - NPFG Insured No Opt. Call 1,381,610
765 0.000%, 6/15/30 9/23 at 67.44 600,985
45 (d) 0.000%, 6/15/30, (ETM) No Opt. Call 36,676
2,500 0.000%, 12/15/30 - NPFG Insured No Opt. Call 1,924,088
17,195 0.000%, 12/15/31 - NPFG Insured No Opt. Call 12,712,172
1,350 0.000%, 6/15/35 - NPFG Insured No Opt. Call 864,981
15,000 0.000%, 12/15/36 - NPFG Insured No Opt. Call 8,972,304
2,000 0.000%, 6/15/37 - NPFG Insured No Opt. Call 1,168,504
9,370 0.000%, 6/15/39 - NPFG Insured No Opt. Call 4,923,244
5,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015, 5.000%, 3/01/28
3/25 at 100.00 5,043,000
TOTAL ILLINOIS 57,247,887
INDIANA - 1.4%
1,600 Indiana Bond Bank, Special Program Bonds, Carmel Junior Waterworks
Project, Series 2008B, 0.000%, 6/01/30 - AGM Insured
No Opt. Call 1,269,132
2,040 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40
6/25 at 100.00 2,055,967
5,060 Indiana Finance Authority, Hospital Revenue Bonds, Marion General
Hospital Project, Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 4,701,749
500 Northern Indiana Commuter Transportation District, Indiana, Limited
Obligation Revenue Bonds, Series 2024, 5.250%, 1/01/49
7/34 at 100.00 547,720
1,000 Zionsville Community Schools Building Corporation, Boone County,
Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 7/15/28 - AGM
Insured
No Opt. Call 862,085
TOTAL INDIANA 9,436,653
IOWA - 0.2%
1,165 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50, (Mandatory Put 12/01/42)
12/29 at 103.00 1,231,285
TOTAL IOWA 1,231,285
KENTUCKY - 0.1%
805 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation First
Tier Series 2013C, 6.750%, 7/01/43
7/31 at 100.00 939,867
TOTAL KENTUCKY 939,867
LOUISIANA - 0.3%
1,870 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 1,925,884
TOTAL LOUISIANA 1,925,884
MASSACHUSETTS - 4.6%
Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Series 2016BB-1
:
10,000 4.000%, 10/01/46 10/26 at 100.00 9,790,094
2,230 5.000%, 10/01/46 10/26 at 100.00 2,278,210

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MASSACHUSETTS (continued)
$ 6,500 Massachusetts Development Finance Agency, Revenue Bonds, Dana-
Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46
12/26 at 100.00 $ 6,599,164
600 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%,
7/01/37
7/27 at 100.00 537,562
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2015B, 4.000%, 5/01/45
5/23 at 100.00 2,972,368
2,415 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2017A, 5.000%,
6/01/47
6/27 at 100.00 2,480,680
5,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Sustainability  Green Series 2022A, 5.000%,
6/01/50
6/31 at 100.00 5,319,174
1,000 Newburyport, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan, Refunding Series 2013, 4.000%, 1/15/30
7/24 at 100.00 1,000,063
University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2014-1
:
480 5.000%, 11/01/39 11/24 at 100.00 481,495
255 (d) 5.000%, 11/01/39, (Pre-refunded 11/01/24) 11/24 at 100.00 256,267
220 (d) 5.000%, 11/01/39, (Pre-refunded 11/01/24) 11/24 at 100.00 221,093
210 (d) 5.000%, 11/01/39, (Pre-refunded 11/01/24) 11/24 at 100.00 211,044
TOTAL MASSACHUSETTS 32,147,214
MICHIGAN - 1.6%
5,000 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Refunding Series 2024A, 5.250%, 7/01/54
7/34 at 100.00 5,543,077
385 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I, 5.000%, 4/15/38
10/25 at 100.00 390,208
4,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2016-I, 5.000%, 4/15/35
10/26 at 100.00 4,124,185
1,000 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2023B, 5.500%, 12/01/48 -
AGM Insured, (AMT)
12/33 at 100.00 1,104,417
TOTAL MICHIGAN 11,161,887
MINNESOTA - 0.8%
1,500 Minnesota Agricultural and Economic Development Board, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2024A,
5.250%, 1/01/54
1/34 at 100.00 1,619,080
3,850 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A, 6.000%, 9/01/51
9/26 at 100.00 3,923,861
TOTAL MINNESOTA 5,542,941
MISSOURI - 2.7%
5,000 Jackson County, Missouri, Special Obligation Bonds, Series 2023A,
5.250%, 12/01/47
12/33 at 100.00 5,440,570
7,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/54, (AMT)
3/29 at 100.00 7,111,192
5,000 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/30 - AMBAC
Insured
No Opt. Call 4,026,135

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NXP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
MISSOURI (continued)
$ 2,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/38
7/24 at 100.00 $ 2,001,087
TOTAL MISSOURI 18,578,984
NEBRASKA - 1.5%
3,550 Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds,
Refunding Series 2023A-1, 5.000%, 5/01/54, (Mandatory Put 11/01/29)
8/29 at 100.13 3,741,090
3,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2017, 5.000%,
11/15/47
5/27 at 100.00 3,038,068
Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015
:
545 4.125%, 11/01/36 11/25 at 100.00 541,081
2,700 5.000%, 11/01/45 11/25 at 100.00 2,722,249
Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds,
Faith Regional Health Services Project, Series 2018
:
250 5.000%, 7/01/26 7/25 at 100.00 251,672
305 5.000%, 7/01/27 7/25 at 100.00 307,010
TOTAL NEBRASKA 10,601,170
NEVADA - 0.7%
1,710 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A, 5.000%, 9/01/37
9/27 at 100.00 1,750,630
3,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015, 5.000%, 6/01/34
12/24 at 100.00 3,018,991
TOTAL NEVADA 4,769,621
NEW HAMPSHIRE - 0.3%
2,250 New Hampshire Business Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2003, 3.125%,
8/01/24, (AMT)
No Opt. Call 2,247,814
TOTAL NEW HAMPSHIRE 2,247,814
NEW JERSEY - 5.3%
3,495 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds,  Series 2013, 5.000%, 1/01/37
7/24 at 100.00 3,503,637
940 New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013, 5.125%, 1/01/39 -
AGM Insured, (AMT)
7/24 at 100.00 940,823
2,000 (d) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31, (Pre-
refunded 12/15/26)
12/26 at 100.00 2,111,558
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
University Hospital Issue, Refunding Series 2015A
:
305 5.000%, 7/01/28 - AGM Insured 7/25 at 100.00 308,552
260 5.000%, 7/01/29 - AGM Insured 7/25 at 100.00 263,057
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C
:
4,900 0.000%, 12/15/28 - AMBAC Insured No Opt. Call 4,164,811
35,000 0.000%, 12/15/34 - AGM Insured No Opt. Call 23,687,114
2,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/29
6/25 at 100.00 2,029,912
TOTAL NEW JERSEY 37,009,464

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
NEW MEXICO - 0.7%
$ 1,000 Farmington Municipal School District 5, San Juan County, New Mexico,
General Obligation Bonds, School Building Series 2015, 5.000%, 9/01/28
9/25 at 100.00 $ 1,017,200
3,000 New Mexico Mortgage Finance Authority, Multifamily Housing Revenue
Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42, (AMT)
7/24 at 100.00 3,006,935
1,035 University of New Mexico, Revenue Bonds, Refunding & Improvement
Subordinate Lien Series 2016A, 4.500%, 6/01/36
6/26 at 100.00 1,049,041
TOTAL NEW MEXICO 5,073,176
NEW YORK - 3.7%
2,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2019A-1, 5.000%, 11/15/48,
(Mandatory Put 11/15/24)
No Opt. Call 2,007,412
1,260 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2015
Series HH, 5.000%, 6/15/37
6/25 at 100.00 1,275,046
3,775 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2024
Series BB-2, 5.250%, 6/15/47
12/33 at 100.00 4,209,012
10,000 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020A, 4.000%, 3/15/45
9/30 at 100.00 9,825,926
2,500 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Four Series 2022, 5.250%, 8/01/47, (AMT)
8/32 at 100.00 2,669,157
5,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2024A-1, 5.250%, 5/15/59
5/34 at 100.00 5,507,024
TOTAL NEW YORK 25,493,577
NORTH CAROLINA - 0.1%
1,000 Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas
International, Series 2023B, 5.000%, 7/01/48, (AMT)
7/33 at 100.00 1,055,709
TOTAL NORTH CAROLINA 1,055,709
OHIO - 0.2%
1,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 923,246
250 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 241,575
TOTAL OHIO 1,164,821
OKLAHOMA - 1.0%
1,230 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/38
8/28 at 100.00 1,258,708
5,000 Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds,
Second Senior Series 2023, 5.500%, 1/01/53
1/32 at 100.00 5,523,120
TOTAL OKLAHOMA 6,781,828
OREGON - 2.8%
500 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Columbia Memorial Hospital Project, Series 2024, 5.250%, 8/01/54
2/34 at 100.00 529,463
1,505 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest Series
2017D, 5.000%, 6/15/36
6/27 at 100.00 1,563,467

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NXP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
OREGON (continued)
$ 60 Clackamas Community College District, Oregon, General Obligation
Bonds, Deferred Interest Series 2017A, 5.000%, 6/15/40
6/27 at 100.00 $ 61,804
500 Clackamas County Hospital Facility Authority, Oregon, Senior Living
Revenue Bonds, Willamette View Project, Series 2017A, 5.000%, 11/15/52
11/25 at 102.00 469,720
2,000 Clackamas County School District 12, North Clackamas, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A, 0.000%, 6/15/41
6/27 at 53.27 917,430
2,130 Medford Hospital Facilities Authority, Oregon, Hospital Revenue Bonds,
Asante Health System, Refunding Series 2020A, 5.000%, 8/15/50
8/30 at 100.00 2,203,790
2,000 Oregon Facilities Authority, Revenue Bonds, Willamette University,
Refunding Series 2016B, 5.000%, 10/01/40
10/26 at 100.00 2,012,918
5,000 Oregon Health and Science University, Revenue Bonds, Green Series
2021A, 4.000%, 7/01/44
1/32 at 100.00 4,898,591
2,500 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Refunding Series 2016A, 5.000%, 5/15/46
5/26 at 100.00 2,527,293
750 Washington and Clackamas Counties School District 23J Tigard-Tualatin,
Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/30
6/27 at 100.00 787,081
Yamhill County, Oregon, Revenue Bonds, George Fox University Project,
Refunding Series 2021
:
1,500 4.000%, 12/01/36 12/31 at 100.00 1,509,567
1,875 4.000%, 12/01/41 12/31 at 100.00 1,837,152
TOTAL OREGON 19,318,276
PENNSYLVANIA - 0.9%
1,500 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 1,293,657
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, State
System of Higher Education, Series 2016AT-1
:
4,935 5.000%, 6/15/31 6/26 at 100.00 5,053,693
65 (d) 5.000%, 6/15/31, (Pre-refunded 6/15/26) 6/26 at 100.00 66,869
TOTAL PENNSYLVANIA 6,414,219
PUERTO RICO - 2.5%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
21,600 0.000%, 7/01/46 7/28 at 41.38 6,984,921
2,550 4.750%, 7/01/53 7/28 at 100.00 2,524,632
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
4,000 4.329%, 7/01/40 7/28 at 100.00 3,959,920
3,624 4.784%, 7/01/58 7/28 at 100.00 3,584,353
536 Puerto Rico, General Obligation Bonds, Clawback Highway Transportation
Authority Claims Taxable Series 2022, 0.000%, 11/01/51
No Opt. Call 338,691
TOTAL PUERTO RICO 17,392,517
SOUTH CAROLINA - 0.3%
1,940 South Carolina State Ports Authority, Revenue Bonds, Series 2018, 5.000%,
7/01/48, (AMT)
7/28 at 100.00 1,973,823
TOTAL SOUTH CAROLINA 1,973,823
SOUTH DAKOTA - 0.1%
1,000 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2015, 5.000%, 11/01/35
11/25 at 100.00 1,016,022
TOTAL SOUTH DAKOTA 1,016,022

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
TENNESSEE - 1.1%
$ 2,195 Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A, 5.250%, 7/01/56 - AGM Insured
1/34 at 100.00 $ 2,372,909
5,000 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/49, (AMT)
7/30 at 100.00 5,151,854
TOTAL TENNESSEE 7,524,763
TEXAS - 7.0%
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A
:
110 (d) 5.000%, 1/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 111,842
85 (d) 5.000%, 1/01/34, (Pre-refunded 7/01/25) 7/25 at 100.00 86,424
240 (d) 5.000%, 1/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 244,019
1,160 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
5.000%, 12/01/45
6/25 at 100.00 1,167,048
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H
:
520 0.000%, 11/15/24 - NPFG Insured No Opt. Call 511,791
110 (d) 0.000%, 11/15/24 - NPFG Insured, (ETM) No Opt. Call 108,314
2,935 0.000%, 11/15/30 - NPFG Insured No Opt. Call 2,246,690
480 (d) 0.000%, 11/15/30 - NPFG Insured, (ETM) No Opt. Call 378,606
1,405 0.000%, 11/15/32 - NPFG Insured 11/31 at 94.05 963,214
2,510 0.000%, 11/15/36 - NPFG Insured 11/31 at 73.51 1,324,775
12,480 0.000%, 11/15/41 - NPFG Insured 11/31 at 53.78 4,660,318
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3
:
2,235 0.000%, 11/15/32 - NPFG Insured 11/24 at 62.71 1,377,390
4,230 0.000%, 11/15/35 - NPFG Insured 11/24 at 52.47 2,180,218
Harris County-Houston Sports Authority, Texas, Special Revenue Bonds,
Refunding Senior Lien Series 2001A
:
3,045 0.000%, 11/15/34 - NPFG Insured 11/30 at 78.27 1,875,226
8,110 0.000%, 11/15/38 - NPFG Insured 11/30 at 61.17 3,832,574
575 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B, 0.000%, 9/01/24 -
AMBAC Insured
No Opt. Call 571,114
5,325 Irving Independent School District, Dallas County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 2/15/41
8/32 at 100.00 5,876,635
13,410 Lamar Consolidated Independent School District, Fort Bend County,
Texas, General Obligation Bonds, Schoolhouse Series 2023A, 5.000%,
2/15/53
2/33 at 100.00 14,398,391
1,500 Midland Independent School District, Midland County, Texas, General
Obligation Bonds, School Building Series 2024, 5.000%, 2/15/50
2/28 at 100.00 1,553,826
430 (c) Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT)
7/24 at 103.00 426,707
North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier
Capital Appreciation Series 2008I
:
290 (d) 6.200%, 1/01/42, (Pre-refunded 1/01/25) - AGC Insured 1/25 at 100.00 294,010
2,000 (d) 6.500%, 1/01/43, (Pre-refunded 1/01/25) 1/25 at 100.00 2,030,106
200 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2016A,
4.000%, 11/15/42
5/26 at 100.00 194,432
2,410 Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call 2,308,665
TOTAL TEXAS 48,722,335

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NXP
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
UTAH - 0.3%
$ 2,095 Millard School District, Lease Revenue Bonds, Local Building Authority
Series 2024, 5.000%, 5/15/49 - BAM Insured
5/34 at 100.00 $ 2,263,343
TOTAL UTAH 2,263,343
VIRGIN ISLANDS - 0.2%
1,645 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 1,702,197
TOTAL VIRGIN ISLANDS 1,702,197
WASHINGTON - 5.0%
5,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2019, 5.000%, 4/01/44, (AMT)
4/29 at 100.00 5,116,997
3,485 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Series 2021C, 5.000%, 8/01/46, (AMT)
8/31 at 100.00 3,649,632
4,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A, 5.000%, 10/01/32
7/24 at 100.00 4,007,776
5,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/38
10/24 at 100.00 4,999,987
8,390 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase, 4.000%,
7/01/58
7/31 at 100.00 7,627,547
5,710 Washington State, General Obligation Bonds, Various Purpose Series
2015B, 5.000%, 2/01/37
2/25 at 100.00 5,753,764
2,060 Washington State, General Obligation Bonds, Various Purpose Series
2016A-1, 5.000%, 8/01/39
8/25 at 100.00 2,085,180
2,115 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2003F, 0.000%, 12/01/27 - NPFG Insured
No Opt. Call 1,881,489
TOTAL WASHINGTON 35,122,372
WISCONSIN - 1.0%
3,290 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39
7/24 at 100.00 3,291,164
3,855 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Medical College of Wisconsin, Inc., Series 2016, 5.000%, 12/01/41
11/26 at 100.00 3,947,299
TOTAL WISCONSIN 7,238,463
TOTAL MUNICIPAL BONDS
(cost $646,581,386) 687,493,550
Shares Description (a) Value
X –
COMMON STOCKS - 1 .0 % X 7,014,096
UTILITIES - 1.0%
2,770 (f),(g),(h) Vistra Vision Corporation Private Equity $ 7,014,096
TOTAL UTILITIES 7,014,096
TOTAL COMMON STOCKS
(cost $2,699,742) 7,014,096
TOTAL LONG-TERM INVESTMENTS
(cost $649,281,128) 694,507,646
OTHER ASSETS & LIABILITIES, NET -  0.3% 1,759,559
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 696,267,205

applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 687,493,550 $ – $ 687,493,550
Common Stocks – – 7,014,096 7,014,096
Total
$ – $ 687,493,550 $ 7,014,096 $ 694,507,646
NXP
Level 3
Common
Stocks
Balance at the beginning of period $6,149,799
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) 864,297
Purchases at cost -
Sales at proceeds -
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $7,014,096
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $864,297
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
NXP Common Stocks $7,014,096 Enterprise Value EBITDA Multiples 10.50-12.50 N/A
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $18,001,841 or 2.6% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.

Nuveen Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
June 30, 2024
(Unaudited)

NXP
(g) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(h) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.